Interests in entities	12 Months Ended
Dec. 31, 2019
Interests in entities [Abstract]
Disclosure of interests in other entities [text block]

5Interests in entities

In this section we discuss the nature of the company’s interests in its consolidated entities and associates, and the effects of those interests on the company’s financial position and financial performance.

Group companies

Below is a list of material subsidiaries as per December 31, 2019 representing greater than 5% of either the consolidated group Sales, Income from operations or Income from continuing operations (before any intra-group eliminations) of Group legal entities. All of the entities are fully consolidated in the group accounts of the company.

Philips Group

Interests in group companies

in alphabetical order

2019

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany
Philips GmbH	Germany
Philips Japan, Ltd.	Japan
Philips Electronics Nederland B.V.	Netherlands
Philips Consumer Lifestyle B.V.	Netherlands
Philips Ultrasound, Inc.	United States
Philips Oral Healthcare, LLC	United States
Philips North America LLC	United States
Respironics, Inc.	United States

Information related to Non-controlling interests

As of December 31, 2019, six consolidated subsidiaries are not wholly owned by Philips (December 31, 2018: six). In 2019, Sales to third parties and Net income for these subsidiaries in aggregate are EUR 581 million (December 31, 2018: EUR 627 million) and EUR 9 million (December 31, 2018: EUR 27 million) respectively.

Investments in associates

Philips has investments in a number of associates. None of them are regarded as individually material. During 2019, Philips purchased three investments in associates, which involved an aggregate amount of EUR 1 million.

Involvement with unconsolidated structured entities

Philips founded three Philips Medical Capital (PMC) entities, in the United States, France and Germany, in which Philips holds a minority interest. Philips Medical Capital, LLC in the United States is the most significant entity. PMC entities provide healthcare equipment financing and leasing services to Philips customers for diagnostic imaging equipment, patient monitoring equipment, and clinical IT systems.

The company concluded that it does not control, and therefore should not consolidate the PMC entities. In the United States, PMC operates as a subsidiary of De Lage Landen Financial Services, Inc. The same structure and treatment are applied to the PMC entities in the other countries, with other majority shareholders. Operating agreements are in place for all PMC entities, whereby acceptance of sales and financing transactions resides with the respective majority shareholder. After acceptance of a transaction by PMC, Philips transfers control and does not retain any obligations towards PMC or its customers, from the sales contracts.

At December 31, 2019, Philips’ stake in Philips Medical Capital, LLC had a carrying value of EUR 25 million (December 31, 2018: EUR 24 million).

The company does not have any material exposures to losses from interests in unconsolidated structured entities other than the invested amounts.